Stockholders' Equity (Deficit) (Unaudited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Stockholders' Equity (Deficit)

NOTE 4 - Stockholders' Deficit

The Company is authorized to issue 70,000,000 shares of its $0.001 par value common stock and 5,000,000 shares of its $0.001 par value preferred stock.

On September 1, 2010, a director of the Company contributed capital of $325 for incorporating fees.

On November 8, 2010, a director of the Company contributed capital of $2,500 for audit fees.

On January 14, 2011, a director of the Company contributed capital of $3,865 for transfer and audit fees.

The Company was a subsidiary of Reshoot Production Company. On January 31, 2011, the record shareholders of Reshoot Production Company received a spin off dividend of one point 4 (1.4) common shares, par value $0.001, of JA Energy common stock for every share of Reshoot Production Company common stock owned for a total 65,846,703 common shares issued.

In March 2011, an officer of the Company returned 31,600,000 shares to treasury.

On April 21, 2011, the Company issued 270,000 shares of its $0.001 par value common stock valued at $27,000 in exchange for Jerusalem Artichoke tubers. These tubers were essential in order for the Company to grow Jerusalem Artichokes for the subsequent conversion into ethanol.

On May 3, 2011, a former officer of the Company returned 3,400,000 shares to treasury as part of an initiative to restructure the Company’s capital stock. Accordingly, the return of these shares have been accounted for similar to a reverse stock split and have been applied on a retroactive basis.

On May 4, 2011, the Company issued 40,000 shares of its $0.001 par value common stock valued at $4,000 in exchange for bookkeeping and office support services.

During the quarter ended May 31, 2011, the shareholder has contributed $27,000 for paying off the Company's liabilities due for professional services and other operating expenses.

There have been no other issuances of preferred or common stock.